Leases (Tables)	9 Months Ended	12 Months Ended
	Dec. 31, 2019	Mar. 31, 2019
Leases [Abstract]
Schedule of Future Minimum Lease Payments Under Non-cancellable Leases

Futures minimum lease payments under non-cancellable leases as of December 31, 2019 are as follows:

Years Ended March 31,
2020	$173,307
2021	693,229
2022	693,229
2023	693,229
2024	640,118
Thereafter	2,168,932
5,062,044
Less: Interest	(893,273)
$4,168,771

Summary of Right of Use Assets and Operating Lease Liabilities	Right of Use Assets and Operating Lease Liabilities on the Balance Sheet:
December 31, 2019
Current portion	$496,095
Long-term, net of current portion	3,672,676
$4,168,771

Schedule of Future Minimum Rental Payments for Operating Leases

The following table outlines our future contractual financial obligations associated with this lease by fiscal year in which payment is expected, as of March 31, 2019:

	2020	2021	2022	Total
Payson Lease	$120,000	$120,000	$80,000	$320,000

The following table outlines our future contractual financial obligations associated with this lease by fiscal period in which payment is expected, as of March 31, 2019:

	2020	2021	2022	2023	2024	Total
Scottsdale Lease	$216,591	$226,587	$236,583	$246,580	$147,240	$1,073,581

Our ammunition casing operations are located in Manitowoc, Wisconsin where we lease approximately 50,000 square feet. The terms of the lease provide for a monthly payment of approximately $32,844. The lease expires in March of 2026 and can be renewed every three years thereafter.

The following table outlines our future contractual financial obligations associated with this lease by fiscal period in which payment is expected, as of March 31, 2019:

	2020	2021	2022	2023	2024	2025	2026	Total
Manitowoc Lease	$394,128	$394,128	$394,128	$394,128	$394,128	$394,128	$394,128	$2,758,896